Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 31/03/2012

Check here if Amendment [     ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
[     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Tiresias Capital Ltd
"Address:        PO Box 309, Ugland House"
"                     South Church Street, George Town"
"                     George Town, Grand Cayman KY!-1104"
                     Cayman Islands
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Paul Besaw
Title:          Financial Controller
Phone:          +442078477430
"Signature, Place, and Date of Signing"

"Paul Besaw,  London   May 15, 2012"


Report Type (Check only one.):

[ X  ]     13F HOLDINGS REPORT.

[     ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

13F File Number                  Name
-------------------------------  ----------------------------------





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 26

"Form 13F Information Table Value Total: 441,858 (x 1,000)"



		FORM 13F INFORMATION TABLE
	Title of			/PRN 	SH/	PUT/	INVS 	OTHER 	Voting Authority
Name of Issuer	Class	CUSIP	(x$1000)	AMT	PRN	CALL	DISC	MANAGERS	SOLE	SHARED	NONE

AMERICAN RLTY CAP TR INC COM ADDED	COM	02917L101	3144	306100	SH		SOLE		306100
ASM INTL N V NY REGISTER SH	COM	N07045102	9487	246931	SH		SOLE		246931
BHP BILLITON LTD SPONSORED ADR	ADR	88606108	2039	47852	SH		SOLE		47852
COMCAST CORP NEW CL A SPL	COM	20030N200	917	31077	SH		SOLE		31077
DELPHI FINL GROUP INC CL A	COM	247131105	7938	177296	SH		SOLE		177296
EL PASO CORP COM	COM	28336L109	39036	1321025	SH		SOLE		1321025
EXPRESS SCRIPTS INC COM	COM	302182100	2529	46677	SH		SOLE		46677
GOODRICH CORP COM	COM	382388106	124211	990204	SH		SOLE		990204
IDENIX PHARMACEUTICALS INC COM	COM	45166R204	350	35787	SH		SOLE		35787
ILLUMINA INC COM	COM	452327109	2957	56209	SH		SOLE		56209
ILLUMINA INC PUT	PUT	452327959	-174	1000	SH	PUT	SOLE		1000
KINDER MORGAN INC DEL PUT	PUT	49456B951	-7479	3848	SH	PUT	SOLE		3848
LOOPNET INC COM	COM	543524300	4695	250000	SH		SOLE		250000
MEDCO HEALTH SOLUTIONS INC COM	COM	58405U102	61046	868363	SH		SOLE		868363
MOLYCORP INC DEL PUT	PUT	608753959	-511	305	SH	PUT	SOLE		305
MOTOROLA MOBILITY HLDGS INC COM	COM	620097105	52768	1344741	SH		SOLE		1344741
NOVELLUS SYS INC COM	COM	670008101	20138	403495	SH		SOLE		403495
ONE LIBERTY PPTYS INC COM	COM	682406103	366	20000	SH		SOLE		20000
PENDRELL CORP COM	COM	70686R104	658	252232	SH		SOLE		252232
PROVIDENT ENERGY LTD NEW COM	COM	74386V100	9621	798633	SH		SOLE		798633
RSC HOLDINGS INC COM	COM	74972L102	74670	3305430	SH		SOLE		3305430
SANOFI RIGHT 12/31/2020	RIGHTS	80105N113	1248	924286	SH		SOLE		924286
SOLUTIA INC COM NEW	COM	834376501	29347	1050356	SH		SOLE		1050356
TELUS CORP NON-VTG SHS	COM	87971M202	501	8822	SH		SOLE		8822
VALE S A ADR	ADR	91912E105	2353	100872	SH		SOLE		100872
WEIGHT WATCHERS INTL INC NEW COM	COM	948626106	2	32	SH		SOLE		32